Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	MOGU Inc.
Entity Central Index Key	0001743971
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
American Depositary Shares
Document Information [Line Items]
Trading Symbol	MOGU
Security 12(b) Title	American depositary shares (one American depositary share representing 25 Class A ordinary shares, par value US$0.00001 per share)
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
No Trading Symbol Flag	true
Security 12(b) Title	Class A ordinary shares, par value US$0.00001 per share
Entity Common Stock, Shares Outstanding	2,371,289,450
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	303,234,004